Other Assets and Liabilities (Summarized Financial Information of Equity Method Investees Other than Morgan Stanley) (Detail) - Equity Method Investees Other than Morgan Stanley [Member] - JPY (¥)
¥ in Billions
	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Equity Method Investment, Summarized Financial Information, Assets
Net loans	¥ 10,082	¥ 9,493
Total assets	18,063	16,277
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Deposits	5,475	4,674
Total liabilities	13,766	12,247
Noncontrolling interests	581	457
Equity Method Investment, Summarized Financial Information, Income and Loss
Total interest income	590	543	¥ 444
Total interest expense	198	165	92
Net interest income	392	378	352
Provision for credit losses	73	59	55
Income before income tax expense	248	214	163
Net income	¥ 194	¥ 159	¥ 124